Segmented Information	12 Months Ended
Jun. 30, 2022
Segment Information [Abstract]
SEGMENTED INFORMATION

17. SEGMENTED INFORMATION

As at and for the year ended June 30, 2022, the Company operates in three (as at and for the year ended June 30, 2021 – three) reportable operating segments, one being the corporate segment; the other two being the exploration and development segments focused on safeguarding the value of its mineral properties in Bolivia and China. These reportable segments are components of the Company where separate financial information is available that is evaluated regularly by the Company’s Chief Executive Officer, the chief operating decision maker (“CODM”).

(a) Segment information for assets and liabilities are as follows:

	June 30, 2022
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China
Cash	$27,575,127	$1,701,935	$45,442	$29,322,504
Short-term investments	192,398	-	-	192,398
Equity investments	496,741	-	-	496,741
Plant and equipment	73,532	1,389,316	-	1,462,848
Mineral property interests	-	85,298,776	-	85,298,776
Other assets	410,637	3,908,163	2,986,188	7,304,988
Total Assets	$28,748,435	$92,298,190	$3,031,630	$124,078,255

Total Liabilities	$(762,968)	$(2,610,317)	$(496,015)	$(3,869,300)

	June 30, 2021
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Cash	$46,259,720	$158,539	$23,223	$46,441,482
Short-term investments	143,914	-	-	143,914
Equity investments	496,526	-	-	496,526
Plant and equipment	115,340	988,503	14,796	1,118,639
Mineral property interests	-	72,664,054	2,871,368	75,535,422
Other assets	461,135	2,427,576	194,430	3,083,141
Total Assets	$47,476,635	$76,238,672	$3,103,817	$126,819,124

Total Liabilities	$(573,163)	$(333,405)	$(187,999)	$(1,094,567)

(b) Segment information for operating results are as follows:

	Year ended June 30, 2022
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Project evaluation and corporate development	$(317,994)	$(264,259)	$-	$(582,253)
Salaries and benefits	(1,382,662)	(429,169)	(16,228)	(1,828,059)
Share-based compensation	(941,647)	-	-	(941,647)
Other operating expenses	(2,795,640)	(619,033)	(10,767)	(3,425,440)
Total operating expense	(5,437,943)	(1,312,461)	(26,995)	(6,777,399)

Income from investments	219,900	-	212	220,112
Loss on disposal of plant and equipment	-	-	(14,804)	(14,804)
Loss on disposal of mineral property interest	-	-	(85,052)	(85,052)
Foreign exchange gain	186,053	-	(578)	185,475
Net loss	$(5,031,990)	$(1,312,461)	$(127,217)	$(6,471,668)

Attributed to:
Equity holders of the Company	$(5,031,990)	$(1,312,461)	$(76,434)	$(6,420,885)
Non-controlling interests	-	-	(50,783)	(50,783)
Net loss	$(5,031,990)	$(1,312,461)	$(127,217)	$(6,471,668)

	Year ended June 30, 2021
	Corporate	Exploration and Development		Total
	Canada	Bolivia	China

Project evaluation and corporate development	$(295,315)	$(527,549)	$-	$(822,864)
Salaries and benefits	(1,465,709)	(188,340)	(34,638)	(1,688,687)
Share-based compensation	(1,482,170)	-	-	(1,482,170)
Other operating expenses	(1,897,162)	(47,846)	(7,256)	(1,952,264)
Total operating expense	(5,140,356)	(763,735)	(41,894)	(5,945,985)

Income from investments	395,421	-	122	395,543
Loss on disposal of plant and equipment	-	-	(1,944)	(1,944)
Foreign exchange loss	(1,021,628)	-	-	(1,021,628)
Other expense	-	-	(360)	(360)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)

Attributed to:
Equity holders of the Company	$(5,766,563)	$(763,735)	$(36,142)	$(6,566,440)
Non-controlling interests	-	-	(7,934)	(7,934)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)